Equity and Partners' Capital - Equity Offerings Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Sep. 30, 2011 Equity offering		Mar. 31, 2011 Equity offering		Nov. 30, 2010 Equity offering		May 31, 2010 Equity offering		Dec. 31, 2009 Equity offering		Sep. 30, 2011 Equity offering Underwriter Over-Allotment Option	Mar. 31, 2011 Equity offering Underwriter Over-Allotment Option	Nov. 30, 2010 Equity offering Underwriter Over-Allotment Option	May 31, 2010 Equity offering Underwriter Over-Allotment Option	Dec. 31, 2009 Equity offering Underwriter Over-Allotment Option
Equity Issuance Since Inception [Line Items]
Common units issued		5,750,000	[1]	3,852,813	[1]	8,415,000	[1]	4,558,700	[1],[2]	6,900,000	[1]	750,000	302,813	915,000	558,700	900,000
GP units issued		117,347	[3]	78,629	[3]	171,734	[3]	93,035	[2],[3]	140,817	[3]
Price per unit		$ 35.86		$ 35.15		$ 29.92		$ 22.25	[2]	$ 18.20
Underwriting discount and other offering expenses		$ 7,655		$ 5,621		$ 10,325		$ 4,427	[2]	$ 5,500
Net proceeds		$ 202,748		$ 132,569		$ 246,729		$ 99,074	[2]	$ 122,539
Table Text Block Supplement Abstract
General partner's interest	2.00%

[1]	Includes the issuance of 900,000 common units, 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters’ over-allotment options granted in connection with the December 2009, May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.
[2]	Refers collectively to the May 2010 equity offering issuance, and the June 2010 exercise of the underwriters’ over-allotment option.
[3]	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% interest.